INVESTMENTS (Schedule of Significant Financial Information for Joint Venture) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 25, 2012	Dec. 27, 2011
Schedule of Equity Method Investments [Line Items]
Amortization	$ (2,900)	$ (9,800)	$ (25,000)
ClubCorp's equity in net income	2,638	1,947	1,487
Avendra LLC
Schedule of Equity Method Investments [Line Items]
ClubCorp's equity in net income, excluding amortization	4,400	3,819	3,487
Amortization	(2,008)	(2,008)	(2,008)
ClubCorp's equity in net income	$ 2,392	$ 1,811	$ 1,479